DEBT	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
DEBT

11. DEBT

The following is a summary of outstanding debt (in thousands):

	December 31,
	2023	2022
2014 Credit Facilities:
First Lien Term Loan (due May 2025)	$2,243,784	$2,305,916
Zuffa Credit Facilities:
Zuffa First Lien Term Loan (due April 2026)	2,728,766	2,759,767
Other debt (3.25%-14.50% Notes due at various dates through 2033)	88,614	153,490
Total principal	5,061,164	5,219,173
Unamortized discount	(11,192)	(17,523)
Unamortized issuance costs	(21,661)	(33,104)
Total debt	5,028,311	5,168,546
Less: current portion	(58,894)	(88,309)
Total long-term debt	$4,969,417	$5,080,237

2014 Credit Facilities

As of December 31, 2023 and 2022, the Company had $2.2 billion and $2.3 billion, respectively, outstanding under a credit agreement that was entered into in connection with the 2014 IMG acquisition (the "2014 Credit Facilities"). The 2014 Credit Facilities consist of a first lien secured term loan (the "First Lien Term Loan") and a $200.0 million secured revolving credit facility (the "Revolving Credit Facility").

Payments under the First Lien Term Loan include 1% principal amortization that is payable in equal quarterly installments, with any remaining balance payable on the final maturity date of May 18, 2025. The First Lien Term Loan accrues interest at an annual interest rate of SOFR plus a credit spread adjustment (as defined in the credit agreement) plus 2.75%, with SOFR floor of 0.00%. Prior to June 2023, the reference rate was LIBOR.

Amounts under the Revolving Credit Facility are available to be borrowed and re-borrowed until its termination date, which is November 18, 2024. The Revolving Credit Facility accrues a commitment fee of 0.25-0.50% per annum on the unused balance. Borrowings under the Revolving Credit Facility accrue interest at a rate equal to SOFR plus 2.00-2.50%, depending on the First Lien Leverage Ratio, with a SOFR floor of 0.00%. Prior to April 2023, the reference rate was LIBOR. As of December 31, 2023 and 2022, there was no outstanding balance under the Revolving Credit Facility.

In June 2021, the Company repaid $256.7 million related to the First Lien Term Loan and $163.1 million related to the Revolving Credit Facility. The Company paid a $28.6 million redemption premium related to the First Lien Term loan that was recorded in the consolidated statement of operations as loss on extinguishment of debt in the year ended December 31, 2021. In addition, in September and December 2022 and July 2023, the Company repaid $250.0 million, $200.0 million and $32.0 million, respectively, related to the First Lien Term Loan.

The 2014 Credit Facilities contain a financial covenant that requires the Company to maintain a First Lien Leverage Ratio of Consolidated First Lien Debt to Consolidated EBITDA, as defined in the credit agreement, of no more than 7.5-to-1. The Company is only required to meet the First Lien Leverage Ratio if the sum of outstanding borrowings on the Revolving Credit Facility plus outstanding letters of credit exceeding $50.0 million that are not cash collateralized exceeds thirty-five percent of the total Revolving Commitments as measured on a quarterly basis, as defined in the credit agreement. This covenant did not apply as of December 31, 2023 and 2022 as the Company had no borrowings outstanding under the Revolving Credit Facility.

The Company had outstanding letters of credit under the 2014 Credit Facilities totaling $28.9 million and $19.4 million as of December 31, 2023 and 2022, respectively.

Zuffa Credit Facilities

As of December 31, 2023 and 2022, the Company has $2.7 billion and $2.8 billion, respectively, outstanding under a credit agreement that was entered into in connection with the 2016 Zuffa acquisition (the "Zuffa Credit Facilities"). The Zuffa Credit Facilities consist of a first lien secured term loan (the "Zuffa First Lien Term Loan") and a secured revolving credit facility in an aggregate principal amount of $205.0 million and letters of credit in an aggregate face amount not in excess of $40.0 million (collectively, the "Zuffa Revolving Credit Facility"). The Zuffa Credit Facilities are secured by liens on substantially all of the assets of Zuffa, including WWE.

Payments under the Zuffa First Lien Term Loan include 1% principal amortization that is payable in equal quarterly installments, with any remaining balance payable on the final maturity date of April 2026. The Zuffa First Lien Term Loan accrues interest at an annual interest rate of SOFR plus a credit spread adjustment (as defined in the credit agreement) plus 2.75-3.00%, with SOFR floor of 0.00%. Prior to June 2023, the reference rate was LIBOR.

In October 2021, the Company completed an incremental $600.0 million borrowing of term loans. In December 2022, the Company repaid $50.0 million of term loans under the Zuffa Credit Facilities.

Amounts under the Zuffa Revolving Credit Facility are available to be borrowed and re-borrowed until its termination date, which is October 29, 2024. The Zuffa Revolving Credit Facility accrues a commitment fee of 0.25-0.50% per annum on the unused balance. Borrowings under the Zuffa Revolving Credit Facility accrue interest at a rate equal to SOFR plus 2.75-3.00%, depending on the First Lien Leverage Ratio, with a SOFR floor of 0.00%. Prior to April 2023, the reference rate was LIBOR. As of December 31, 2023 and 2022, there was no outstanding balance under the Zuffa Revolving Credit Facility.

The Zuffa Credit Facilities contain a financial covenant that requires Zuffa to maintain a First Lien Leverage Ratio of Consolidated First Lien Debt to Consolidated EBITDA as defined in the credit agreement of no more than 7-to-1 and of no more than 6.5-to-1 beginning on December 31, 2018. Zuffa is only required to meet the First Lien Leverage Ratio if the sum of outstanding borrowings under the Zuffa Revolving Credit Facility plus outstanding letters of credit exceeding $10.0 million that are not cash collateralized exceeds thirty-five percent of the capacity of the Zuffa Revolving Credit Facility as measured on a quarterly basis, as defined in the credit agreement. This covenant did not apply as of December 31, 2023 and 2022 as Zuffa had no borrowings outstanding under the Zuffa Revolving Credit Facility.

Zuffa had no outstanding letters of credit under the Zuffa Credit Facilities as of December 31, 2023 and 2022.

Other Debt

On Location Revolver

As of December 31, 2023, the Company has an OL revolving credit agreement with $42.9 million of borrowing capacity. The maturity date is the earlier of August 2026 or the date that is 91 days prior to the maturity date of the term loans under the 2014 Credit Facilities. As of December 31, 2023 and 2022, there were no borrowings outstanding under this agreement.

The OL revolving credit agreement contains a financial covenant that requires OL to maintain a First Lien Leverage Ratio of Consolidated First Lien Debt to Consolidated EBITDA, as defined in the credit agreement, of no more than 3-to-1. The Company is only required to meet the First Lien Leverage Ratio if the sum of outstanding borrowings on the OL revolving credit facility plus outstanding letters of credit exceeding $2.0 million that are not cash collateralized exceeds forty percent of the total Revolving Commitments as measured on a quarterly basis, as defined in the credit agreement. The financial debt covenant of the OL revolving credit facility did not apply as of December 31, 2023 and 2022 as OL has no borrowings outstanding under the OL revolving credit agreement.

OL had no outstanding letters of credit under the revolving credit agreement as of December 31, 2023 and 2022. In June 2023, the Company executed an amendment of the OL Revolving Credit Facility to replace LIBOR with SOFR.

In July 2023, the Company repaid $16.9 million for borrowings outstanding under the OL revolving credit agreement as well as paid $18.0 million outstanding under other debt arrangements.

Receivables Purchase Agreement

In January 2020, IMG Media Limited ("IMG UK") entered into an arrangement to monetize amounts invoiced under a media rights agreement by transferring them to a third party on a nonrecourse basis. As IMG UK retained continuing involvement in the delivery of the invoiced services, the transferred amounts represent a sale of future revenue and were classified as debt. As of December 31, 2023 and 2022, the debt outstanding under this arrangement was $4.7 million and $28.2 million, respectively. The debt is accounted for under the effective interest method with principal reductions recognized as the Company performs under the rights agreement.

Zuffa Secured Commercial Loans

Zuffa has two loan agreements totaling $40.0 million, which were used to finance the purchase of a building and its adjacent land ("Zuffa Secured Commercial Loans"). The Zuffa Secured Commercial Loans have identical terms except one loan is secured by a deed of trust for the Zuffa’s headquarters building and underlying land in Las Vegas and the other loan is secured by a deed of trust for the newly acquired building and its adjacent land, also located in Las Vegas. The Zuffa Secured Commercial Loans bear interest at a rate of SOFR plus 1.70% (with a SOFR floor of 0.88%) and principal amortization of 4% is payable in monthly installments with any remaining balance payable on the final maturity date of November 1, 2028. Prior to May 2023, the reference rate was LIBOR.

The Zuffa Secured Commercial Loans contain a financial covenant that requires Zuffa to maintain a Debt Service Coverage Ratio of consolidated debt to Adjusted EBITDA as defined in the loan agreements of no more than 1.15-to-1 as measured on an annual basis. As of December 31, 2023 and 2022, Zuffa was in compliance with its financial debt covenant under the Zuffa Secured Commercial Loans.

Debt Maturities

The Company will be required to repay the following principal amounts in connection with its debt obligations (in thousands):

Years Ending
December 31,
2024	$75,388
2025	2,254,990
2026	2,674,727
2027	5,419
2028	37,239
Thereafter	13,401
Total	$5,061,164

2014 Credit Facilities and Zuffa Credit Facilities

The 2014 Credit Facilities and the Zuffa Credit Facilities restrict the ability of certain subsidiaries of the Company to make distributions and other payments to the Company. These restrictions do include exceptions for, among other things, (1) amounts necessary to make tax payments, (2) a limited annual amount for employee equity repurchases, (3) distributions required to fund certain parent entities, (4) other specific allowable situations and (5) a general restricted payment basket. As of December 31, 2023, EGH held cash of $40.5 million, long-term deferred tax benefits of $486.2 million, income taxes payable of $22.0 million, and a TRA liability of $990.5 million, of which $156.2 million was classified as current and $834.3 million was classified as long-term. As of December 31, 2022, EGH held long-term deferred income taxes of $756.4 million, as well as a TRA of $1,011.7 million, of which $50.1 million was classified as current and $961.6 million was classified as long-term. Otherwise, EGH has no material separate cash flows or assets or liabilities other than the investments in its subsidiaries. All its business operations are conducted through its operating subsidiaries; it has no material independent operations. EGH has no other material commitments or guarantees. As a result of the restrictions described above, substantially all of the subsidiaries’ net assets are effectively restricted in their ability to be transferred to EGH as of December 31, 2023 and 2022, respectively.

As of December 31, 2023 and 2022, the Company’s First Lien Term Loan under the 2014 Credit Facilities and Zuffa’s First Lien Term Loan under its Credit Facilities had an estimated fair value of $5.0 billion and $5.0 billion, respectively. The estimated fair values of the Company’s First Lien Term Loan under the 2014 Credit Facilities and Zuffa’s First Lien Term Loan under its Credit Facilities are based on quoted market values for the debt. Since the First Lien Term Loan under the 2014 Credit Facilities and Zuffa’s First Lien Term Loan under its Credit Facilities do not trade on a daily basis in an active market, fair value estimates are based on market observable inputs based on quoted market prices and borrowing rates currently available for debt with similar terms and average maturities, which are classified as Level 2 under the fair value hierarchy.